Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net loss	$ (5,234,415)	$ (3,968,852)	$ (5,780,054)
Less: Net income (loss) from discontinued operation	717,412	(1,802,503)	(3,075,991)
Net loss from continuing operation	(5,951,827)	(2,166,349)	(2,704,063)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	67,359	42,045	24,555
Loss on disposal of property and equipment	3,158
Investment loss	13,215	22,294	18,866
Gain from disposal of subsidiaries	(4,572,160)
Inventories written down	60,895
Deferred tax benefits	(3,554)
Share-based compensation			1,825,000
Allowance for credit losses	24,223		4,300
Change in fair value of convertible note	536,295
Change in fair value of warrants liabilities	7,387,121
Amortization of operating lease right-of-use assets	73,235	123,829	140,983
Changes in operating assets and liabilities:
Accounts receivable	(2,017,358)	(49,449)	20,870
Accounts receivable-related parties	8,319	15,269	39,698
Inventories	14,516	(76,500)
Prepayments and other assets	(7,056,753)	(2,080,914)	(27,359)
Contract assets	(33,622)
Accounts payable	2,581,783	276,742
Accrued expenses and other liabilities	(48,753)	271,847	(354,352)
Deferred revenue	1,665,606	1,380,137	(223,953)
Refund liabilities	(5,614)	(64,650)	26,043
Operating lease liabilities	(307,013)	(231,996)	(69,239)
Taxes payable	(65,628)	134,395	115,744
Net cash used in operating activities-continuing operation	(7,626,557)	(2,403,300)	(1,162,907)
Net cash used in operating activities-discontinued operation	(1,691,615)	(2,497,584)	(3,053,154)
Net cash used in operating activities	(9,318,172)	(4,900,884)	(4,216,061)
Cash flows from investing activities:
Net cash from disposal of subsidiaries	623,862
Long-term investments	(33,275)	(113,385)	(4,636,127)
Prepayment for acquisition	(415,945)	(1,726,878)	(3,725,943)
Purchase of property and equipment	(9,367)	(47,110)	(41,865)
Prepayment for intangible assets			(28,356)
Net cash provided by (used in) investing activities-continuing operation	165,275	(1,887,373)	(8,432,291)
Net cash used in investing activities-discontinued operation		(86,036)	(1,018,280)
Net cash provided by (used in) investing activities	165,275	(1,973,409)	(9,450,571)
Cash flows from financing activities:
Proceeds from convertible note and warrants	5,000,000
Proceeds from short-term bank loans	415,945		212,666
Repayment of short-term bank loans	(180,243)		(212,666)
Proceeds from long-term bank loans			7,570,924
Repayment of long-term bank loans			(7,307,218)
Proceeds from related parties	949,356	288,654	166,838
Proceeds from third party loans	290,485
Net cash provided by financing activities-continuing operation	6,475,543	288,654	430,544
Net cash provided by (used in) financing activities-discontinued operation	2,544,618	828,550	(183,743)
Net cash provided by financing activities	9,020,161	1,117,204	246,801
Effect of exchange rates changes on cash and cash equivalents	68,448	44,003	(374,962)
Net decrease in cash and cash equivalents	(64,288)	(5,713,086)	(13,794,793)
Cash and cash equivalents beginning of year	839,622	6,552,708	20,347,501
Cash and cash equivalents end of year	775,334	839,622	6,552,708
Supplemental cash flow disclosures:
Cash paid for income tax	3,322		2,035
Cash paid for interest	343,753	244,600	317,710
Non-cash activities
Operating lease right-of-use assets (extinguished) obtained in exchange for operating lease liabilities	(45,740)	(443,843)	1,133,375
Issuance shares for conversion of convertible note	3,648,844
Issuance shares for conversion of warrants	9,274,572
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	775,334	737,020	5,638,174
Cash and cash equivalents included in current assets of discontinued operations		102,602	914,534
Total cash and cash equivalents shown in the statement of cash flows	$ 775,334	$ 839,622	$ 6,552,708